Document and Entity Information	Apr. 21, 2022
Cover [Abstract]
Entity Registrant Name	FERRO CORP
Amendment Flag	false
Entity Central Index Key	0000035214
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Incorporation State Country Code	OH
Entity File Number	1-584
Entity Tax Identification Number	34-0217820
Entity Address, Address Line One	6060 Parkland Boulevard
Entity Address, Address Line Two	Suite 250
Entity Address, Address Line Three	Mayfield
Entity Address, City or Town	Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code	(216)
Local Phone Number	875-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	FOE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false